Description of Business	12 Months Ended
Dec. 31, 2011
Description Of Business [Abstract]
Description of Business

Note 1 — Description of Business

Cigna Corporation is a holding company and is not an insurance company. Its subsidiaries conduct various businesses, that are described in its Annual Report on Form 10-K for the fiscal year ended December 31, 2011 (“ 2011 Form 10-K”). As used in this document, “Cigna” and the “Company” may refer to Cigna Corporation itself, one or more of its subsidiaries, or Cigna Corporation and its consolidated subsidiaries.

The Company is a global health services organization with insurance subsidiaries that are major providers of medical, dental, disability, life and accident insurance and related products and services. In the U.S., the majority of these products and services are offered through employers and other groups (e.g. unions and associations) and, in selected international markets, Cigna offers supplemental health, life and accident insurance products and international health care coverage and services to businesses, governmental and non-governmental organizations and individuals. In addition to its ongoing operations described above, the Company also has certain run-off operations, including a Run-off Reinsurance segment.